CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit [1]	Foreign currency translation	Non-controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2016				1,749,004,648
Equity at beginning of period at Dec. 31, 2016	$ 6,043		$ 5,960	$ 2	$ 12,753	$ 753	$ (439)	$ (7,109)	$ 83
Profit / (loss) for the period	(534)		(505)				(505)		(29)
Other comprehensive income / (loss)	(656)		(576)			(18)		(558)	(80)
Total comprehensive income / (loss)	(1,190)		(1,081)			(18)	(505)	(558)	(109)
Dividends declared	(704)		(536)				(536)		(168)
Changes in ownership interest in a subsidiary that do not result in a loss of control	(259)		(12)			(12)			(247)
Share-based payment transactions (in shares)				122,756
Reallocation to legal reserve in Algeria						6	(6)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2017				1,749,127,404
Equity at end of period at Dec. 31, 2017	3,890		4,331	$ 2	12,753	729	(1,486)	(7,667)	(441)
Profit / (loss) for the period	362	[2]	582				582		(220)
Other comprehensive income / (loss)	(887)	[2]	(720)			11	5	(736)	(167)
Total comprehensive income / (loss)	(525)	[2]	(138)			11	587	(736)	(387)
Dividends declared	(602)		(509)				(509)		(93)
Other	(41)		(60)			3	(50)	(13)	19
Number of shares outstanding at end of period (in shares) at Dec. 31, 2018				1,749,127,404
Equity at end of period at Dec. 31, 2018	2,779	[3]	3,670	$ 2	12,753	743	(1,412)	(8,416)	(891)
Profit / (loss) for the period	683		621				621		62
Other comprehensive income / (loss)	56		112			6	1	105	(56)
Total comprehensive income / (loss)	739		733			6	622	105	6
Dividends declared	(633)		(525)				(525)		(108)
Changes in ownership interest in a subsidiary that do not result in a loss of control	(608)		(2,594)			(2,594)			1,986
Other	(53)		(55)			(42)	(12)	(1)	2
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019				1,749,127,404
Equity at end of period at Dec. 31, 2019	$ 2,220		$ 1,226	$ 2	$ 12,753	$ (1,887)	$ (1,330)	$ (8,312)	$ 994

[1]	* Certain of the consolidated entities by VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements, refer to Note 25 for further details.
[2]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.
[3]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.